2a. PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Mar. 31, 2014
Property, Plant and Equipment [Abstract]
Sumarry of Property and equipment

Property and equipment, net, consist of the following:

	March 31, 2014	March 31, 2013
Furniture and office equipment, at cost	$385,088	$289,031
Accumulated depreciation	(300,809)	(288,886)
	$84,279	$145